Redeemable Noncontrolling Interests and Noncontrolling Interests - Schedule of Redeemable Noncontrolling Interests Activities (Details)	12 Months Ended
Dec. 31, 2018 CNY (¥)
Noncontrolling Interest [Abstract]
Issuance of convertible redeemable preferred shares, net of issuance costs.	¥ 97,019,860
Foreign exchange impacts	(1,061,206)
Accretion on convertible redeemable preferred shares to redemption value	978,201
Ending balance	¥ 96,936,855